Schedule of Error Corrections and Prior Period Adjustments in Condensed Consolidated Financial Statements[Table Text Block] (Details) - USD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 1	$ (261,802)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 2	(31,896)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 3	(293,698)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 4	2,400,539
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 5	(31,896)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 6	(2,432,435)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 7	(2,764,335)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 8	(31,896)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 9	(2,796,231)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 10	0.04
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 11	0
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 12	0.04
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 13	0.04
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 14	0
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 15	$ 0.04
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 1		$ 1,627,844
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 2		485,547
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 3		2,113,391
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 4		3,537,039
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 5		485,547
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 6		(3,051,492)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 7		(4,427,728)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 8		485,547
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 9		(3,942,181)
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 10		0.05
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 11		0
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 12		0.05
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 13		0.07
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 14		0.01
Restatement Of Previously Issued And Restated Financial Statements Schedule Of Error Corrections And Prior Period Adjustments In Condensed Consolidated Financial Statement 15		$ 0.06